Convertible Term Loan	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Convertible Term Loan
9. CONVERTIBLE TERM LOAN
In September 2019, the Company entered into a Convertible Term Loan with Pontifax Medison Finance (Israel) L.P. and Pontifax Medison Finance (Cayman) L.P., as lenders, and Pontifax Medison Finance GP, L.P., in its capacity as administrative agent and collateral agent for itself and the lenders (collectively, the “Lenders”), providing for a $20.0 million term loan (the “Convertible Term Loan”), which the Company received on September 19, 2019 (the “Closing Date”). The Company incurred issuance costs of $0.4 million and Pontifax Warrants costs of $0.6 million. The Convertible Term Loan issuance costs and Pontifax Warrant costs are shown as an offset to the Convertible Term Loan on the balance sheet and are amortized using the effective interest method to interest expense through September 23, 2023 (the “Maturity Date”). In April 2020, the Company entered into a prepayment notice and pay-off
letter with the Lenders, which provided for the full repayment in cash of the $20.0 million Convertible Term Loan and amended the exercise price with respect to the Pontifax Warrants. Upon repayment of the Convertible Term Loan, the Company incurred a loss on extinguishment of debt, which included $0.3 million for a prepayment fee, $0.4 million of unamortized issuance costs, $0.5 million in unamortized Pontifax Warrant costs and approximately $54,000 for the Pontifax Warrant amendment (see Note 7).
Pursuant to the Convertible Term Loan, the Company was entitled, at its option, to prepay some or all of the then outstanding principal balance and all accrued and unpaid interest on the Convertible Term Loan, together with a prepayment charge equal to 3% of the principal amount being prepaid.
The Lenders were entitled, at their option, to elect to convert the then outstanding Convertible Term Loan amount and all accrued and unpaid interest thereon into shares of the Company’s common stock at a conversion price of $8.76 per share.
The Company’s obligations were secured by a security interest, senior to any current and future debts and to any security interest, in all of the Company’s right, title, and interest in, to and under all of its property and other assets, subject to limited exceptions including the Company’s intellectual property. The Convertible Term Loan contained customary events of default, representations, warranties and covenants, including a material adverse effect clause. The Company was required to maintain a minimum cash balance of $7.0 million in its accounts.
Upon the occurrence of an event of default, a default interest rate of an additional 4% per annum would have been applied to the outstanding loan balances, and the Lenders would have been able to declare all outstanding obligations immediately due and payable and exercise all of its rights and remedies as set forth in the Convertible Term Loan and under applicable law. The Company evaluated the accounting for the Convertible Term Loan and identified an embedded derivative related to the contingent interest feature. The Company determined the fair value of the contingent interest feature to be de minimis.
In addition, the Company issued the Lenders warrants to purchase an aggregate of 250,000 shares of the Company’s common stock (the “Pontifax Warrants”). The Pontifax Warrants are exercisable for a period of six years from the Closing Date and were exercisable at an exercise price of $6.57 per share prior to their amendment in April 2020. The aggregate fair value of the Pontifax Warrants on the date of issuance was approximately $0.6 million and was recorded as a discount to the term loan and will be amortized over the life of the term loan using the effective interest rate method. The aggregate fair value remaining on the payoff date was $0.5 million and was included in the loss on extinguishment of the Convertible Term Loan upon repayment. In connection with the repayment of the Convertible Term Loan, the Pontifax Warrants were amended and restated to amend the exercise price to $2.08 per share, which was equal to 1.5 times the weighted-average closing price of the Company’s Common Stock during the 90 days prior to the repayment date. All other terms of the Pontifax Warrants remained the same. During the three months ended June 30, 2020, there was an incremental expense of approximately $54,000 for the amendment of the Pontifax Warrant exercise price, which is included in the loss on extinguishment of debt (see Note 7).
During the three and six months ended June 30, 2020, the Company recorded interest expense of approximately $35,000 and $511,000, respectively, in connection with the Convertible Term Loan. There was no interest expense recorded during the three and six months ended June 30, 2019.

9.	CONVERTIBLE TERM LOAN
In September 2019, the Company entered into a Convertible Term Loan with Pontifax Medison Finance (Israel) L.P. and Pontifax Medison Finance (Cayman) L.P., as lenders, and Pontifax Medison Finance GP, L.P., in its capacity as administrative agent and collateral agent for itself and the lenders (collectively, the “Lenders”), providing for a $20.0 million term loan (the “Convertible Term Loan”), which the Company received on September 19, 2019 (the “Closing Date”). The Convertible Term Loan bears interest at an annual rate of 8.0%. The Convertible Term Loan provides for interest-only payments for twenty-four months and repayment of the aggregate outstanding principal balance of the Convertible Term Loan in quarterly installments starting upon expiration of the interest only period and continuing through September 19, 2023 (the “Maturity Date”). The Company incurred issuance costs of $0.4 million. The Convertible Term Loan issuance costs are shown as an offset to the Convertible Term Loan on the balance sheet and are amortized using the effective interest method to interest expense through the Maturity Date.
The Company may, at its option, prepay some or all of the then outstanding principal balance and all accrued and unpaid interest on the Convertible Term Loan, together with a prepayment charge equal to 3% of the principal amount being prepaid.
The Lenders may, at their option, elect to convert the then outstanding Convertible Term Loan amount and all accrued and unpaid interest thereon into shares of the Company’s common stock at a conversion price of $8.76 per share, which is equal to two times the weighted average closing price of the Company’s common stock during the 30 trading days prior to the execution of the Convertible Term Loan (the
“30-day
VWAP”).
The Company’s obligations are secured by a security interest, senior to any current and future debts and to any security interest, in all of the Company’s right, title, and interest in, to and under all of its property and other assets, subject to limited exceptions including the Company’s intellectual property. The Convertible Term Loan contains customary events of default, representations, warranties and covenants, including a material adverse effect clause. The Company must maintain a minimum cash balance of $7.0 million in Spring Bank Pharmaceuticals, Inc. accounts, or it is in breach of the Convertible Term Loan, which the Company is in compliance with as of December 31, 2019.
Upon the occurrence of an event of default, a default interest rate of an additional 4% per annum may be applied to the outstanding loan balances, and the Lenders may declare all outstanding obligations immediately due and payable and exercise all of its rights and remedies as set forth in the Convertible Term Loan and under applicable law. The Company evaluated the accounting for the Convertible Term Loan and identified an embedded derivative related to the contingent interest feature. At issuance and as of December 31, 2019, the Company determined the fair value of the contingent interest feature to be di minimis and will re-value
the derivative at the end of each reporting period.
In addition, the Company issued the Lenders warrants to purchase an aggregate of 250,000 shares of the Company’s common stock. The Pontifax Warrants are exercisable for a period of six years from the Closing Date at an exercise price of $6.57 per share, which is equal to 1.5 times
30-day
VWAP. The aggregate fair value of the Pontifax Warrants was approximately $0.6 million and was recorded as a discount to the term loan and will be amortized over the life of the term loan using the effective interest rate method (see Note 7).
During the year ended December 31, 2019, the Company recorded interest expense of approximately $0.5 million in connection with the Convertible Term Loan. The fair value of the term loan as of December 31, 2019 approximates its face value due to market terms.
The following table summarizes the Company’s future principal debt payments on the Convertible Term Loan as of December 31, 2019 (in thousands):

December 31, 2019
2020	$—
2021	2,500
2022	10,000
2023	7,500

Total principal payments	$20,000
Less: unamortized debt discount	(930)

Term loan, long-term	$19,070